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Scudder Variable Series II


o   Scudder Government & Agency Securities Portfolio

o   Scudder Strategic Income Portfolio

o   Scudder Total Return Portfolio



Supplement to the currently effective prospectuses

The following revises "The portfolio managers" section of the prospectuses for each of the above-noted portfolios. In addition, the second paragraph in "The portfolio managers" section of the prospectuses for Scudder Total Return Portfolio is deleted.

Scudder Government & Agency Securities Portfolio

The following person handles the day-to-day management of the portfolio.

William Chepolis, CFA
Managing Director of Deutsche Asset
Management
and Lead Portfolio Manager of the
portfolio.
 o Joined Deutsche Asset Management
   in 1998 after 13 years of
   experience as vice president and
   portfolio manager for Norwest Bank
   where he managed the bank's fixed
   income and foreign exchange
   portfolios.
 o Senior Mortgage Backed Portfolio
   Manager: New York.
 o Joined the portfolio in 2002.
 o BIS, University of Minnesota.


Scudder Strategic Income Portfolio

The following people handle the day-to-day management of the portfolio.

Andrew P. Cestone                      William Chepolis, CFA                Robert Wang
Managing Director of Deutsche Asset    Managing Director of Deutsche        Managing Director of Deutsche
Management and Lead Portfolio          Asset Management and Portfolio       Asset Management and Portfolio
Manager of the portfolio.              Manager of the portfolio.            Manager of the portfolio.
 o Joined Deutsche Asset                o Joined Deutsche Asset              o Global Asset Allocation
   Management in 1998 and                 Management in 1998 after 13          senior portfolio manager: New
   the portfolio in 2002.                 years of experience as vice          York.
 o Head of High Yield.                    president and portfolio            o Joined Deutsche Asset
 o Previous experience includes           manager for Norwest Bank             Management in 1995 as a
   five years as an investment            where he managed the bank's          senior fixed income portfolio
   analyst at Phoenix Investment          fixed income and foreign             manager after 13 years of
   Partners and as a credit               exchange portfolios.                 experience at J.P. Morgan &
   officer in the asset-based           o Senior Mortgage Backed               Co. trading fixed income,
   lending group at Fleet                 Portfolio Manager: New York.         derivatives and foreign
   Financial Group.                     o Joined the portfolio in 2005.        exchange products.
 o BA, University of Vermont.           o BIS, University of Minnesota.      o Joined the portfolio in 2005.
                                                                             o BS, The Wharton School,
                                                                               University of Pennsylvania.

Scudder Total Return Portfolio

The following people handle the day-to-day management of the portfolio. However, effective November 30, 2005, Mr. Gagnier will not be employed by the advisor and will no longer manage the portfolio.

Arnim S. Holzer             William Chepolis, CFA      Thomas F. Sassi
Director of Deutsche        Managing Director of       Managing Director of
Asset Management and        Deutsche Asset             Deutsche Asset
Portfolio Manager           Management                 Management
of the portfolio.           and Portfolio Manager      and Portfolio Manager
 o Joined Deutsche          of the portfolio.          of the portfolio.
   Asset Management          o Joined Deutsche          o Joined Deutsche
   in 1999, having             Asset Management in        Asset Management
   served with the             1998 after 13 years        in 1996
   equity and                  of experience as           and the portfolio
   fixed-income                vice president             in 2004.
   investment                  and portfolio            o Over 32 years of
   committees.                 manager for Norwest        investment industry
 o Senior Investment           Bank where                 experience.
   Strategist for              he managed the           o BBA, MBA, Hofstra
   Asset Allocation.           bank's fixed income        University.
 o Previous experience         and foreign
   includes 18 years of        exchange portfolios.    Julie M. Van Cleave, CFA
   investment industry       o Senior Portfolio        Managing Director of
   experience,                 Manager for             Deutsche Asset
   including three             Mortgage Backed         Management
   years managing              Securities,             and Portfolio Manager
   Emerging Markets            New York.               of the portfolio.
   Fixed Income,             o Joined the               o Joined Deutsche
   Emerging Markets            portfolio in 2005.         Asset Management
   Equity and Emerging       o BIS, University of         and the
   Markets balanced            Minnesota.                 portfolio in 2002.
   accounts at Deltec                                   o Head of Large Cap
   Asset Management         J. Christopher Gagnier        Growth Portfolio
   Corporation.             Managing Director of          Selection Team.
 o Joined the portfolio     Deutsche Asset              o Previous experience
   in 2004.                 Management                    includes 18 years
 o AB, Princeton            and Portfolio Manager         of investment
   University;              of the portfolio.             industry experience
   MBA, Fordham              o Joined Deutsche            at Mason Street
   University.                 Asset Management           Advisors, as
                               in 1997                    Managing Director
Andrew P. Cestone              and the portfolio          and team leader for
Managing Director of           in 2002.                   the large cap
Deutsche Asset               o Prior to that,             investment team.
Management and Portfolio       portfolio manager,       o BBA, MBA,
Manager of the portfolio.      PaineWebber,               University of
 o Joined Deutsche             from 1984 to 1997.         Wisconsin -- Madison.
   Asset Management          o Began investment
   in 1998                     career in 1979.         Robert Wang
   and the portfolio in      o BS, University of       Managing Director of
   2002.                       Pennsylvania;           Deutsche Asset
 o Head of High Yield.         MBA, University of      Management and
 o Previous experience         Chicago.                Portfolio Manager of
   includes five years                                 the portfolio.
   as an investment         Inna Okounkova              o Global Asset
   analyst at Phoenix       Director of Deutsche          Allocation senior
   Investment Partners      Asset Management and          portfolio manager:
   and as a credit          Portfolio Manager of          New York.
   officer in the           the portfolio.              o Joined Deutsche
   asset-based lending       o Global Asset               Asset Management in
   group at Fleet              Allocation                 1995 as a senior
   Financial Group.            portfolio manager:         fixed income
 o BA, University of           New York.                  portfolio manager
   Vermont.                  o Joined Deutsche            after 13 years of
                               Asset Management           experience at
                               in 1999 as a               J.P. Morgan & Co.
                               quantitative               trading fixed
                               analyst, becoming          income, derivatives
                               an associate               and foreign
                               portfolio manager          exchange products.
                               in 2001.                 o Joined the
                             o Joined the                 portfolio in 2005.
                               portfolio in 2005.       o BS, The Wharton
                             o BS, MS, Moscow             School, University
                               State University;          of Pennsylvania.
                               MBA, University of
                               Chicago.







               Please Retain This Supplement for Future Reference



October 21, 2005